Related Party Transactions, Sale of Founder Shares and Private Placement Warrants, Related Party Loans and Administrative Services Agreement (Details) - USD ($)				6 Months Ended	12 Months Ended
	Dec. 19, 2018	Nov. 06, 2018	Sep. 27, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Related Party Loans [Abstract]
Proceeds from promissory notes				$ 150,000	$ 800,000	$ 0
Administrative Services Agreement [Abstract]
Administrative Services fee payable				$ 15,000	120,000	119,516
LIBOR [Member]
Related Party Loans [Abstract]
Proceeds from promissory notes	$ 300,000	$ 500,000
Interest rate	0.60%	0.60%
Securities Purchase Agreement [Member] | Private Placement Warrants [Member]
Sale of Founder Shares and Private Placement Warrants [Abstract]
Number of shares transferred			3,356,413
Purchase price of transferred shares			$ 5,034,620
Securities Purchase Agreement [Member] | Common Class B [Member]
Sale of Founder Shares and Private Placement Warrants [Abstract]
Number of shares transferred			3,793,275
Purchase price of transferred shares			$ 25,000
CMB NV [Member] | General and Administrative Expense [Member]
Administrative Services Agreement [Abstract]
Monthly fee to related party					10,000
Administrative Services fee payable					$ 120,000	$ 119,516